Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	¥ 604,988	¥ 491,676	¥ 680,456
Provision for loan losses	249,478	122,927	126,623
Charge-offs	153,992		185,060
Recoveries	12,413		10,232
Net charge-offs	141,579		174,828
Others	(6,482)		(140,575)
Allowance for loan losses at end of period	706,405	604,988	491,676
IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	604,988	651,620
Provision for loan losses		122,927
Charge-offs		180,254
Recoveries		11,042
Net charge-offs		169,212
Others		(347)
Allowance for loan losses at end of period	706,405	604,988	651,620
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Charge-offs	126,328		161,526
Recoveries	10,096		9,658
Domestic [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Charge-offs		139,496
Recoveries		9,767
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	155,114	114,306	128,347
Provision for loan losses	134,657		19,872
Charge-offs	27,664		23,534
Recoveries	2,317		574
Allowance for loan losses at end of period	258,143	155,114	114,306
Foreign [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	¥ 155,114	153,167
Provision for loan losses		46,597
Charge-offs		40,758
Recoveries		1,275
Allowance for loan losses at end of period		¥ 155,114	¥ 153,167